Commodity and Other Derivative Contractual Assets and Liabilities (Credit Risk-Related Contingent Features of Derivatives) (Detail) - USD ($)		Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Successor
Derivatives, Fair Value [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	[1]	$ 41,000,000	$ 31,000,000
Predecessor
Derivatives, Fair Value [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value				$ 59,000,000
Credit risk derivative with contingent feature [Member] | Successor
Derivatives, Fair Value [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	[2]	22,000,000	13,000,000
Collateral Already Posted, Aggregate Fair Value		1,000,000	1,000,000
Credit risk derivative with contingent feature [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value				58,000,000
Collateral Already Posted, Aggregate Fair Value				31,000,000
Cross-default credit derivative [Member] | Successor
Derivatives, Fair Value [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value			18,000,000
Collateral Already Posted, Aggregate Fair Value			0
Assets Needed for Immediate Settlement, Aggregate Fair Value		$ (18,000,000)	$ (17,000,000)
Cross-default credit derivative [Member] | Predecessor
Derivatives, Fair Value [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value				1,000,000
Collateral Already Posted, Aggregate Fair Value				0
Assets Needed for Immediate Settlement, Aggregate Fair Value				$ 0

[1]	Excludes fair value of contracts that contain contingent features that do not provide specific amounts to be posted if features are triggered, including provisions that generally provide the right to request additional collateral (material adverse change, performance assurance and other clauses).
[2]	Amounts include the offsetting fair value of in-the-money derivative contracts and net accounts receivable under master netting arrangements.